Property, Plant And Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 1,911,148		$ 1,777,454
Net	1,248,081		1,189,082
Impairment of properties		$ 60,988
Land [Member]
Property, Plant and Equipment [Line Items]
Cost	527,158		519,542
Net	$ 527,158		519,542
Ethanol Facilities [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	20 years
Pipeline And Terminal Facilities [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 88,447		85,907
Net	36,384		36,114
Retail Gasoline Stations [Member]
Property, Plant and Equipment [Line Items]
Cost	1,229,582		1,110,340
Net	662,954		611,132
Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	18,160		17,829
Net	8,328		8,608
Other [Member]
Property, Plant and Equipment [Line Items]
Cost	47,801		43,836
Net	$ 13,257		$ 13,686
Minimum [Member] | Pipeline And Terminal Facilities [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	16 years
Minimum [Member] | Retail Gasoline Stations [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Minimum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	20 years
Minimum [Member] | Other [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Maximum [Member] | Pipeline And Terminal Facilities [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	25 years
Maximum [Member] | Retail Gasoline Stations [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	50 years
Maximum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	45 years
Maximum [Member] | Other [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	20 years